Investments accounted for using the equity method - Additional Information (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Funding commitments to associates and joint ventures	€ 0	€ 0	€ 0